Common and preferred shares and other equity instruments - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Sep. 08, 2025	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2019
Disclosure of objectives, policies and processes for managing capital [line items]
Stock repurchased and cancelled during the period value		$ 1,731	$ 419
Stock repurchased and cancelled during the period shares		18,500,000	5,000,000
Stock repurchase eligible subject to purchase of common shares threshold minimum		2,150,000,000
Stock option plan [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Common shares reserved for future issue		19,949,155	22,773,705
Shareholder investment plan [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Common shares reserved for future issue		33,960,071	33,960,700
Employee share purchase plan [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Common shares reserved for future issue		3,731,131	3,731,131
Conversion option [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Common shares reserved for future issue		7,061,332,920	6,318,544,500
Common shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Explanation of fact that shares have no par value				CIBC’s authorized capital consists of an unlimited number of common shares, without nominal or par value.
Stock repurchased and cancelled during the period value	$ 393
Shares repurchased and cancelled average price per share	$ 112.54
Stock repurchased and cancelled during the period shares	3,500,000
Last date for the completion of share repurchase	Sep. 09, 2026
Stock repurchase eligible subject to purchase of common shares threshold minimum	20,000,000
NVCC [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Conversion of shares, minimum price		$ 2.5
Preference shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Explanation of fact that shares have no par value		CIBC is authorized to issue an unlimited number of Class A Preferred Shares and Class B Preferred Shares without nominal or par value
Maximum aggregate consideration for all outstanding shares		$ 10,000